Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2016 and Dec. 31, 2015.

Loans	Dec. 31,
(in millions)	2016	2015
Domestic:
Financial institutions	$6,342	$6,640
Commercial	2,286	2,115
Wealth management loans and mortgages	15,555	13,247
Commercial real estate	4,639	3,899
Lease financings	989	1,007
Other residential mortgages	854	1,055
Overdrafts	1,055	911
Other	1,202	1,137
Margin loans	17,503	19,340
Total domestic	50,425	49,351
Foreign:
Financial institutions	8,347	9,259
Commercial	331	227
Wealth management loans and mortgages	99	100
Commercial real estate	15	46
Lease financings	736	850
Other (primarily overdrafts)	4,418	3,637
Margin loans	87	233
Total foreign	14,033	14,352
Total loans (a)	$64,458	$63,703

(a)	Net of unearned income of $527 million at Dec. 31, 2016 and $674 million at Dec. 31, 2015 primarily on domestic and foreign lease financings.

Summary of Transactions in the Allowance for Credit Losses
Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2016					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Charge-offs	—	—	—	—	—	(2)	—		—	(2)
Recoveries	—	—	13	—	—	5	—		1	19
Net recoveries	—	—	13	—	—	3	—		1	17
Provision	—	14	(18)	(2)	4	(9)	—		—	(11)
Ending balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Allowance for:
Loan losses	$25	$52	$8	$13	$19	$28	$—		$24	$169
Lending-related commitments	57	21	18	—	4	—	—		12	112
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$4	$5	$—	$—		$—	$9
Allowance for loan losses	—	—	—	2	3	—	—		—	5
Collectively evaluated for impairment:
Loan balance	$2,286	$4,639	$6,342	$985	$15,550	$854	$19,760	(a)	$14,033	$64,449
Allowance for loan losses	25	52	8	11	16	28	—		24	164

(a)	Includes $1,055 million of domestic overdrafts, $17,503 million of margin loans and $1,202 million of other loans at Dec. 31, 2016.

Allowance for credit losses activity for the year ended Dec. 31, 2015					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Charge-offs	—	—	(170)	—	—	(2)	—		—	(172)
Recoveries	—	—	1	—	—	6	—		—	7
Net (charge-offs) recoveries	—	—	(169)	—	—	4	—		—	(165)
Provision	22	9	169	(17)	(3)	(11)	—		(9)	160
Ending balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Allowance for:
Loan losses	$24	$37	$9	$15	$15	$34	$—		$23	$157
Lending-related commitments	58	22	22	—	4	—	—		12	118
Individually evaluated for impairment:
Loan balance	$—	$1	$171	$—	$8	$—	$—		$—	$180
Allowance for loan losses	—	1	—	—	1	—	—		—	2
Collectively evaluated for impairment:
Loan balance	$2,115	$3,496	$6,469	$1,007	$13,239	$1,035	$21,388	(a)	$14,352	$63,101
Allowance for loan losses	24	36	9	15	14	34	—		23	155

(a)	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.

Allowance for credit losses activity for the year ended Dec. 31, 2014					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Charge-offs	(12)	(2)	—	—	(1)	(2)	—		(3)	(20)
Recoveries	1	—	1	—	—	2	—		—	4
Net (charge-offs) recoveries	(11)	(2)	1	—	(1)	—	—		(3)	(16)
Provision	(12)	11	(19)	(5)	(1)	(13)	—		(9)	(48)
Ending balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Allowance for:
Loan losses	$17	$32	$17	$32	$17	$41	$—		$35	$191
Lending-related commitments	43	18	14	—	5	—	—		9	89
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$8	$—	$—		$—	$8
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$1,390	$2,503	$5,603	$1,282	$11,087	$1,222	$22,495	(a)	$13,521	$59,103
Allowance for loan losses	17	32	17	32	16	41	—		35	190

(a)	Includes $1,348 million of domestic overdrafts, $20,034 million of margin loans and $1,113 million of other loans at Dec. 31, 2014.

Distribution of Nonperforming Assets
The table below presents the distribution of our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2016	2015
Nonperforming loans:
Other residential mortgages	$91	$102
Wealth management loans and mortgages	8	11
Lease financings	4	—
Commercial real estate	—	2
Financial institutions	—	171
Total nonperforming loans	103	286
Other assets owned	4	6
Total nonperforming assets	$107	$292

Schedule of Lost Interest Income
The table below presents the amount of lost interest income.

Lost interest
(in millions)	2016	2015	2014
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$1
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$6	$6	$7
Foreign	—	—	—

Information about Impaired Loans
The tables below provide information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2016		2015		2014
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$—	$—	$—	$—	$11	$—
Commercial real estate	1	—	1	—	2	—
Wealth management loans and mortgages	5	—	6	—	8	—
Lease financings	3	—	—	—	—	—
Foreign	—	—	—	—	3	—
Total impaired loans with an allowance	9	—	7	—	24	—
Impaired loans without an allowance:
Commercial real estate	1	—	—	—	1	—
Financial institutions	102	—	—	—	—	—
Wealth management loans and mortgages	2	—	2	—	2	—
Total impaired loans without an allowance (a)	105	—	2	—	3	—
Total impaired loans	$114	$—	$9	$—	$27	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2016			Dec. 31, 2015
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial real estate	$—	$3	$—	$1	$3	$1
Wealth management loans and mortgages	3	3	3	6	7	1
Lease financings	4	4	2	—	—	—
Total impaired loans with an allowance	7	10	5	7	10	2
Impaired loans without an allowance:
Financial institutions	—	—	N/A	171	312	N/A
Wealth management loans and mortgages	2	2	N/A	2	2	N/A
Total impaired loans without an allowance (b)	2	2	N/A	173	314	N/A
Total impaired loans (c)	$9	$12	$5	$180	$324	$2

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million and $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2016 and Dec. 31, 2015, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2016 and Dec. 31, 2015, respectively.

Information about Past Due Loans
The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2016				Dec. 31, 2015
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Commercial real estate	$78	$—	$—	$78	$57	$11	$—	$68
Other residential mortgages	20	6	7	33	22	5	4	31
Financial institutions	1	27	—	28	—	—	—	—
Wealth management loans and mortgages	21	2	—	23	69	2	1	72
Total past due loans	$120	$35	$7	$162	$148	$18	$5	$171

Troubled Debt Restructurings
The following table presents TDRs that occurred in 2016 and 2015.

TDRs	2016			2015
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	70	$14	$16	68	$13	$16
Wealth management loans and mortgages	2	—	—	4	—	—
Total TDRs	72	$14	$16	72	$13	$16

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
(in millions)
Investment grade	$2,397	$2,026	$3,823	$2,678	$11,459	$13,965
Non-investment grade	220	316	831	1,267	3,230	1,934
Total	$2,617	$2,342	$4,654	$3,945	$14,689	$15,899

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2016	Dec. 31, 2015
Wealth management loans:
Investment grade	$7,127	$6,529
Non-investment grade	260	171
Wealth management mortgages	8,267	6,647
Total	$15,654	$13,347